Financial Instruments, Financial Instruments by Category (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Bank Loan [Member]
Financial liabilities [Abstract]
Amortized cost	$ 5,000
Fair value through other comprehensive income	0
Financial liabilities	5,000	$ 10,692
Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Amortized cost	49,945
Fair value through other comprehensive income	0
Financial liabilities	49,945	47,308
Other Liabilities [Member]
Financial liabilities [Abstract]
Amortized cost	1,606
Fair value through other comprehensive income	0
Financial liabilities	1,606	3,197
Long-term Debt [Member]
Financial liabilities [Abstract]
Amortized cost	5,742
Fair value through other comprehensive income	0
Financial liabilities	5,742	8,828
Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Amortized cost	0
Fair value through other comprehensive income	1,057
Financial liabilities	1,057	807
Cash [Member]
Financial assets [Abstract]
Amortized cost	16,518
Fair value through other comprehensive income	0
Financial assets	16,518	12,758
Short-term Investments [Member]
Financial assets [Abstract]
Amortized cost	0
Fair value through other comprehensive income	2,918
Financial assets	2,918	2,282
Accounts Receivables [Member]
Financial assets [Abstract]
Amortized cost	54,834
Fair value through other comprehensive income	0
Financial assets	54,834	46,955
Other Assets [Member]
Financial assets [Abstract]
Financial assets		352
Forward Exchange Contracts [Member]
Financial assets [Abstract]
Amortized cost	0
Fair value through other comprehensive income	79
Financial assets	$ 79	318
Other Financial Liabilities [Member] | Bank Loan [Member]
Financial liabilities [Abstract]
Financial liabilities		10,692
Other Financial Liabilities [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities		47,308
Other Financial Liabilities [Member] | Other Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities		3,197
Other Financial Liabilities [Member] | Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities		8,828
Other Financial Liabilities [Member] | Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Derivatives Used for Hedging [Member] | Bank Loan [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Derivatives Used for Hedging [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Derivatives Used for Hedging [Member] | Other Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Derivatives Used for Hedging [Member] | Long-term Debt [Member]
Financial liabilities [Abstract]
Financial liabilities		0
Derivatives Used for Hedging [Member] | Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities		807
Loans and Receivables [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets		12,758
Loans and Receivables [Member] | Short-term Investments [Member]
Financial assets [Abstract]
Financial assets		0
Loans and Receivables [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets		46,955
Loans and Receivables [Member] | Other Assets [Member]
Financial assets [Abstract]
Financial assets		352
Loans and Receivables [Member] | Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets		0
Available for Sale [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets		0
Available for Sale [Member] | Short-term Investments [Member]
Financial assets [Abstract]
Financial assets		2,282
Available for Sale [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets		0
Available for Sale [Member] | Other Assets [Member]
Financial assets [Abstract]
Financial assets		0
Available for Sale [Member] | Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets		0
Derivatives Used for Hedging [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets		0
Derivatives Used for Hedging [Member] | Short-term Investments [Member]
Financial assets [Abstract]
Financial assets		0
Derivatives Used for Hedging [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets		0
Derivatives Used for Hedging [Member] | Other Assets [Member]
Financial assets [Abstract]
Financial assets		0
Derivatives Used for Hedging [Member] | Forward Exchange Contracts [Member]
Financial assets [Abstract]
Financial assets		$ 318